Trade and other receivables	12 Months Ended
Jun. 30, 2020
Trade and other receivables [abstract]
Trade and other receivables
17.	Trade and other receivables

Group’s trade and other receivables as of June 30, 2020 and 2019 were as follows:

	06.30.20	06.30.19
Trade, leases and services receivable	45,922	42,794
Less: allowance for doubtful accounts	(3,850)	(2,706)
Total trade receivables	42,072	40,088
Prepaid expenses	11,839	8,462
Guarantee deposits	3	3
Tax credits	1,548	1,632
Borrowings granted, deposits, and other balances	7,642	4,192
Others	7,939	5,805
Total other receivables	28,971	20,094
Total trade and other receivables	71,043	60,182

Non-current	27,326	21,730
Current	43,717	38,452
Total	71,043	60,182

Book amounts of Group’s trade and other receivables in foreign currencies are detailed in Note 34.

The fair value of current receivables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant.

Trade accounts receivables are generally presented in the Statements of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2. Movements on the Group’s allowance for doubtful accounts were as follows

	06.30.20	06.30.19
Beginning of the year	2,706	1,861
IFRS 15 adjustments	-	194
Recoveries (i)	(113)	(92)
Used during the year	(720)	(472)
Additions (i)	1,081	806
Currency translation adjustment	1,103	646
Deconsolidation	(20)	-
Incorporation by business combination	(180)	-
Transfer to / from assets available for sale	18	-
Inflation adjustment	(25)	(237)
End of the year	3,850	2,706

(i)	The creation and release of the provision for impaired receivables have been included in “Selling expenses” in the Statements of Income (Note.27).

The Group’s trade receivables comprise several classes. The maximum exposure to credit risk at the reporting date is the carrying amount of each class of receivables (see Note 5). The Group also has receivables from related parties neither of them is due nor impaired.

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2020 and 2019 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Statement of Financial Position):

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	599	67	115	2,622	787	4,190	9.2%
Consumer financing	-	-	-	-	16	16	0.0%
Sale of properties and developments	189	5	5	5,606	1	5,806	12.6%
Sale of communication equipment	-	-	-	13,674	468	14,142	30.8%
Telecommunication services	1,485	-	447	12,240	2,535	16,707	36.4%
Agricultural products	1,571	264	122	3,027	43	5,027	10.9%
Securities to deposit	3	-	-	31	-	34	0.1%
Total as of 06.30.20	3,847	336	689	37,200	3,850	45,922	100%

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Agricultural products	91	-	19	1,561	32	1,703	4.0%
Shopping leases and services	344	15	13	780	21	1,173	2.7%
Office leases and services	420	124	176	2,758	472	3,950	9.2%
Hotel leases and services	-	-	-	147	-	147	0.3%
Consumer financing	-	-	-	-	23	23	0.1%
Sale of communication equipment	-	-	-	14,234	204	14,438	33.7%
Sale of properties and developments	86	14	14	6,883	26	7,023	16.4%
Telecommunication services	1,604	-	495	10,310	1,928	14,337	33.6%
Total as of 06.30.19	2,545	153	717	36,673	2,706	42,794	100%